Derivative Instruments - Derivative Net Presentation on Balance Sheets (Details) - USD ($) $ in Millions	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Liquefaction Supply Derivatives Asset [Member]
Derivative [Line Items]
Derivative Asset, Gross Amounts Recognized	$ 47	$ 51	$ 63
Derivative Asset, Gross Amounts Offset in the Balance Sheets	(3)	(2)	(26)
Net Amounts Presented in our Balance Sheets	44	49	37
Liquefaction Supply Derivatives Liability [Member]
Derivative [Line Items]
Derivative Liability, Gross Amounts Recognized	(59)	(27)	(92)
Derivative Liability, Gross Amounts Offset in the Balance Sheets	3	2	12
Net Amounts Presented in our Balance Sheets	$ (56)	$ (25)	$ (80)